Fees Summary	Jul. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,245,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,109.21
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee Rule 457(r)
Net Fee	$ 1,109.21
Narrative - Max Aggregate Offering Price	$ 7,245,000.00
Final Prospectus	true